Segment Information - Long-lived tangible assets by geographic region (Details) - USD ($) $ in Thousands	3 Months Ended	4 Months Ended	5 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended
	Apr. 30, 2020	Jun. 11, 2021	Jan. 31, 2021	Aug. 27, 2020	Jan. 31, 2022	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Segment Reporting Information [Line Items]
Total			$ 7,709		$ 11,475	$ 11,475	$ 7,709
Financial Designation, Predecessor and Successor [Fixed List]	Predecessor	Predecessor	Predecessor	Predecessor	Successor	Successor	Predecessor	Predecessor
United States
Segment Reporting Information [Line Items]
Total			$ 6,271		$ 9,482	$ 9,482	$ 6,271
Ireland
Segment Reporting Information [Line Items]
Total			609		313	313	609
Rest of world
Segment Reporting Information [Line Items]
Total			$ 829		$ 1,680	$ 1,680	$ 829